Related Parties - Summary of Transactions with Equity-Accounted Investee (Detail) - Saaranya Hospitality Technologies Private Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Repayment of loan given	$ 24	$ 24
Interest income	$ 2	2	$ 4
Balance Outstanding
Receivable from related party		$ 24